Related-party Transactions - Summary of Name and Relationship of Related Parties (Details)	12 Months Ended
Dec. 31, 2025
Chun-Kai, Wang
Disclosure of transactions between related parties [line items]
Relationship with the Company	Key management of the Company
Chung-Han, Hsieh
Disclosure of transactions between related parties [line items]
Relationship with the Company	Key management of the Company
Hsu, Te-Yung
Disclosure of transactions between related parties [line items]
Relationship with the Company	Director of the Company